=============================================
   THE BEDFORD MUNICIPAL
   MONEY MARKET
   PORTFOLIO

   MUNICIPAL
   MONEY MARKET PORTFOLIO
   ---------------------------------------------


   ANNUAL REPORT
   AUGUST 31, 2001
   =============================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                                 PRIVACY NOTICE

The BEDFORD FAMILY of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

April 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     The U.S. economy slowed dramatically during the twelve months ended August 2001, as the excess capacity of prior years was pared down. Inventories and business spending on capital equipment fell sharply. The nation's gross domestic product in the second quarter of 2001 was revised down to 0.3% versus a robust 5.6% in the same quarter a year earlier. The strength in the economy remained the consumer, whose continued willingness to spend kept the overall economy from joining the manufacturing sector in the midst of a recession. However, the jump in the unemployment rate to 4.9% in August was seen as a very real threat to the continuation of consumer confidence and spending. Inflation remained tame during the year, providing a positive background for the markets and a boost to investor sentiment, as both consumer and producer prices trended lower. The GDP price deflator, a measure of the rate of inflation, rose an annualized 2.1% in the second quarter versus 3.3% in the first quarter.

     The encouraging news on the inflation front was a key to Federal Reserve monetary policy. On seven separate occasions through August, the Fed reduced the federal funds rate from 6.5% to 3.5%, in an aggressive series of rate cuts aimed at rekindling the economy. Yields on municipal money market securities also declined this year, dictated largely by the Fed's accommodative monetary policy. One-year notes fell from about 3.20% in January to about 2.50% in August. At the same time, yields on variable rate demand notes continued to trade in a range of approximately 2-4%, based on changing supply and demand factors. The average weighted maturity of RBB Municipal Money Market Fund was lengthened from the 30-40 day range early in the year to the 50-60 day range as rates fell. The issuance of new municipal notes in July provided the Fund with ample opportunities to extend and diversify. On August 31, the Fund had assets of $155.3 million.

     The September 11th terrorist attacks on the U.S. were an unprecendented shock to our nation and the financial markets. We are very fortunate to be able to report that all our employees are safe, that our systems have remained fully operational and that the custody and safekeeping of the Fund's assets have not been affected.

                    BlackRock Institutional Management Corporation
                    (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statement of net assets and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 15, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------

MUNICIPAL BONDS--99.3%
ALABAMA--5.4%
Columbia IDA PCR RB Series 1998
   DN (Southtrust Bank LOC)+
   2.700% 09/04/01 .............................      $ 3,500     $  3,500,000
Homewood Educational-Samford
   University Educational Facilities RB
   DN Series 2000+
   2.550% 09/04/01 .............................          950          950,000
Jefferson County GO Warrants 2001
   B DN (Morgan Guaranty LOC)+
   2.550% 09/04/01 .............................          400          400,000
Steele IDA RB Series 2001 AMT DN
   (Southtrust Bank LOC)+
   2.300% 09/07/01 .............................        2,000        2,000,000
Tuscaloosa County IDA RB
   Series 2000 A AMT DN (SouthTrust
   Bank LOC)+
   2.260% 09/07/01 .............................        1,585        1,585,000
                                                                  ------------
                                                                     8,435,000
                                                                  ------------
ARIZONA--0.6%
Cochise County PCR RB Solid Waste
   Disposal Pooled Series 1994 A
   AMT MB (National Rural Utilities
   LOC)++
   3.650% 09/01/01 .............................        1,000        1,000,000
                                                                  ------------
FLORIDA--1.3%
Putnam County Development
   Authority PCR RB MB Series H
   1984 (National Rural Utilities Co-op
   Seminole Electric Project)++
   3.250% 09/15/01 .............................        2,000        2,000,000
                                                                  ------------
GEORGIA--0.2%
Chatham County School District GO
   Bonds Series 1995 B MB
   5.200% 08/01/02 .............................          300          307,156
                                                                  ------------
HAWAII--1.9%
Hawaii State Airport Zurich Capital
   Markets Receipts, Series ZTC 24
   AMT DN (FGIC, ZCM Matched
   Funding)+
   2.210% 09/07/01 .............................        1,000        1,000,000


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
HAWAII--(CONTINUED)
Hawaii State Housing Finance &
   Development Corporation Rental
   Housing System RB DN
   Series 1990 B (Ind. Bank of Japan
   LOC)+
   2.600% 09/07/01 .............................      $ 1,900     $  1,900,000
                                                                  ------------
                                                                     2,900,000
                                                                  ------------
ILLINOIS--15.5%
Addison, Village Of, Dupage County,
   IDA RB AMT DN 1988 (General
   Binding Corp. Project) (ABN AMRO
   Bank LOC)+
   2.320% 09/07/01 .............................        1,300        1,300,000
Chicago Guernsey Bel Inc. Industrial
   Development RB AMT Series 1996 B
   DN (ABN Amro BANK LOC)+
   2.130% 09/07/01 .............................        1,400        1,400,000
Chicago O'Hare International Airport
   ZTC 26 AMT DN (Ambac Insurance,
   ZCM Matched Funding)+
   2.210% 09/07/01 .............................        2,900        2,900,000
Chicago O'Hare International Airport
   ZTC Series 8 AMT DN (Ambac
   Insurance, ZCM Matched Funding)+
   2.210% 09/07/01 .............................        4,980        4,980,000
Chicago Skyway Toll Bridge ZTC
   Series 3 DN (Ambac Insurance,
   ZCM Matched Funding)+
   2.110% 09/07/01 .............................          365          365,000
Chicago, City Of, IDA RB AMT DN
   (Goose Island Beer O. Project)
   (ABN AMRO Bank LOC)+
   2.320% 09/07/01 .............................        1,700        1,700,000
Cook County GO MB Series 1991
   (Kredietbank LOC)
   6.750% 11/01/01 .............................        2,000        2,051,361
Du Page County - Trust Certificates
   B Series - A Bear Stearns
   Municipal Securities Trust
   Receipts Series 9010 ClA DN
   (Financial Security Assurance -
   Bear Stearns)+
   2.170% 09/07/01 .............................        2,000        2,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001

                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   Multifamily RB DN P Floats Pt-515
   (Merrill Lynch & Co. Inc. LOC)+
   2.280% 09/07/01 .............................      $ 7,350     $  7,350,000
                                                                  ------------
                                                                    24,046,361
                                                                  ------------
INDIANA--6.7%
Bremen IDA RB Series 1996 A AMT
   DN (Universal Bearings, Inc.
   Project Private Placement)
   (Keybank LOC)+
   2.330% 09/07/01 .............................        3,100        3,100,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project) (Bank One,
   Illinois LOC)+
   2.150% 09/07/01 .............................        2,900        2,900,000
Indiana Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (FifthThird Bank LOC)+
   2.350% 09/07/01 .............................        1,400        1,400,000
Indiana Development Finance
   Authority IDA RB AMT DN
   (Enterprise Center II Project)
   (Bank One Illinois LOC)+
   2.110% 09/07/01 .............................        3,000        3,000,000
                                                                  ------------
                                                                    10,400,000
                                                                  ------------
KENTUCKY--5.6%
Green County School District School
   Building RB MB (Lease-Backed)
   2001
   4.500% 04/01/02 .............................          165          165,930
Henderson Industrial Building RB
   AMT DN 1997 (Shamrock
   Technologies) (First Union
   National Bank LOC)+
   2.350% 09/07/01 .............................        2,391        2,391,000
Jefferson County RB Series 1999A
   AMT DN (Atlas Manufacturing
   Industrial Building) (Bank One
   Kentucky LOC)+
   2.350% 09/07/01 .............................        4,075        4,075,000


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
KENTUCKY--(CONTINUED)
Kentucky Development Financial
   Authority RB MB Series 1991
   6.750% 11/01/01 .............................      $ 2,000     $  2,050,696
                                                                  ------------
                                                                     8,682,626
                                                                  ------------
LOUISIANA--0.4%
Louisiana Public Facilities Authority
   Hospital Refunding RB Series 1992
   MB (Financial Security Assurance
   LOC)
   6.300% 05/15/02 .............................          535          558,401
                                                                  ------------
MAINE--1.3%
Maine Municipal Bond Bank
   Refunding RB Series 1993 A MB
   4.800% 11/01/01 .............................        2,075        2,080,239
                                                                  ------------
MARYLAND--1.8%
Maryland State Economic
   Development Corp. RB AMT
   (John Schmitz & Sons Inc. Project)
   DN (Allfirst Bank LOC)+
   2.210% 09/07/01 .............................        2,810        2,810,000
                                                                  ------------
MICHIGAN--8.0%
Michigan Municipal Bond Authority
   MB Series 2001 A
   4.000% 04/11/02 .............................        3,585        3,604,450
Michigan State Strategic Fund Limited
   AMT DN (Banc One, Kay Screen
   Printing Project, LOC)+
   2.350% 09/07/01 .............................        1,600        1,600,000
Michigan State Strategic Fund Limited
   Obligation RB Series 2000 AMT DN
   (Comerica Bank LOC)+
   2.200% 09/07/01 .............................        2,590        2,590,000
Michigan State Strategic Fund
   Saginaw Pro Limited Obligation RB
   Series 2001 AMT DN (Comerica
   Bank Detroit LOC)+
   2.200% 09/07/01 .............................        3,500        3,500,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001

                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
MICHIGAN--(CONTINUED)
Oakland County Economic
   Development Corp. Glass & Mirror
   Limited Obligation RB Series 2000
   AMT DN (Banc One LOC)+
   2.200% 09/07/01 .............................      $ 1,200     $  1,200,000
                                                                  ------------
                                                                    12,494,450
                                                                  ------------
MISSOURI--3.8%
Bridgeton IDA RB AMT DN
   (Commerce Bank, N.A. Gold Dust
   LLC Project, LOC)+
   2.210% 09/07/01 .............................        1,225        1,225,000
Maries County IDA RB (Kingsford)
   Tax-Exempt Adjustable Mode Solid
   Waste Series 1993 AMT DN
   (Clorox LOC)+
   2.200% 09/07/01 .............................        1,900        1,900,000
St. Charles IDA Variable Rate Land
   Development Co. AMT DN
   (Commerce Bank, N.A. LOC)+
   2.350% 09/07/01 .............................        2,800        2,800,000
                                                                  ------------
                                                                     5,925,000
                                                                  ------------
NEW HAMPSHIRE--0.6%
New Hampshire State Housing
   Finance Authority AMT DN - First
   Union Merlots Series 2001 A-51
   Merlot 2001A-51 (First Union
   National Bank LOC)+
   2.260% 09/07/01 .............................        1,000        1,000,000
                                                                  ------------
NEW JERSEY--1.5%
New Jersey Economic Development
   Authority Natural Gas Facilities
   Refunding RB Series 1995 A
   (Societe Generale LOC)+
   2.550% 09/04/01 .............................        1,300        1,300,000
Secaucus BAN Series 2001
   3.300% 01/18/02 .............................        1,000        1,001,974
                                                                  ------------
                                                                     2,301,974
                                                                  ------------


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
NEW YORK--1.2%
Ulster County IDA RB 1998A AMT
   DN (Viking Industries, Inc. Project)
   (Key Corp. Bank N.A. LOC)+
   2.330% 09/07/01 .............................      $ 1,785     $  1,785,000
                                                                  ------------
NORTH CAROLINA--1.2%
Gates County Industrial Facilities
   PCR RB AMT DN (Coxe-Lewis
   Project) (First Union National
   Bank LOC)+
   2.350% 09/07/01 .............................        1,650        1,650,000
Guilford County Industrial Facilities
   PCR RB DN Series 2000 (Bank of
   America LOC)+
   2.200% 09/07/01 .............................           50           50,000
Lee County Industrial Facilities PCR
   RB AMT Series 1999 DN
   (Var-Arden Corp Project)
   (Comerica Bank Detroit LOC)+
   2.200% 09/07/01 .............................          200          200,000
                                                                  ------------
                                                                     1,900,000
                                                                  ------------
OHIO--13.0%
American Municipal Power Inc. BAN
   2.850% 08/22/02 .............................        1,000        1,000,000
Brecksville BAN Series 2001
   3.200% 09/04/01 .............................          700          700,015
Butler County BAN Series 2001B
   2.970% 06/13/02 .............................        1,000        1,001,973
Cuyahoga County (Cleveland Gear)
   IDA RB Series 1998 AMT DN
   (Key Corp. Bank N.A. LOC)+
   2.330% 09/07/01 .............................        1,200        1,200,000
Forest Park BAN Series 2000
   5.260% 10/11/01 .............................        1,200        1,201,019
Highland Heights BAN Series 2001
   3.500% 12/13/01 .............................        1,500        1,502,491
Jackson Center School District
   Sheldy County BAN Series 2001
   3.530% 12/13/01 .............................        1,195        1,197,253
Jefferson County BAN Series 2000
   4.980% 11/15/01 .............................        2,000        2,000,705
Lyndhurst BAN Series 2001
   3.600% 03/14/02 .............................        1,350        1,351,734


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001

                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
OHIO--(CONTINUED)
Marysville Vehicle and Equipment GO
   Notes Series 2001 MB
   3.660% 03/14/02 .............................      $ 1,065     $  1,066,419
Ohio State Water Development
   Authority Solid Waste Facilities
   Revenue BAN Series 2001A
   2.850% 08/01/02 .............................        2,000        2,000,000
Olmsted Falls BAN Series 2000
   4.700% 10/26/01 .............................          650          650,234
Parma Heights BAN Series 2000
   4.650% 09/21/01 .............................          700          700,473
Sandusky BAN Series 2000
   3.875% 09/12/01 .............................          625          625,130
Stark County BAN Series 2001
   3.500% 12/26/01 .............................        1,000        1,002,494
Toledo BAN Series 2001
   3.500% 10/25/01 .............................        1,000        1,000,652
Trumbull County IDA RB Series 1995
   AMT DN (Society National Bank
   LOC)+
   2.330% 09/07/01 .............................        1,955        1,955,000
                                                                  ------------
                                                                    20,155,592
                                                                  ------------
OKLAHOMA--1.8%
Muskogee Industrial Trust PCR RB
   Series 1995 A DN (Oklahoma Gas
   and Electric Co. LOC)+
   2.150% 09/07/01 .............................        1,500        1,500,000
Oklahoma County Finance Authority
   IDA RB AMT Series 1998 DN
   (Southwest Electric Co. Project)
   (Bank One Oklahoma LOC)+
   2.350% 09/07/01 .............................        1,250        1,250,000
                                                                  ------------
                                                                     2,750,000
                                                                  ------------
SOUTH CAROLINA--1.3%
Greer Combined Utility System RB
   BAN Series 2001-A
   3.250% 06/03/02 .............................        1,000        1,003,294


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
SOUTH CAROLINA--(CONTINUED)
Western Regional Sewer Authority
   System RB Series 2001 MB
   (Financial Security Assurance LOC)
   4.000% 03/01/02 .............................      $ 1,000     $  1,004,357
                                                                  ------------
                                                                     2,007,651
                                                                  ------------
TENNESSEE--5.4%
City of Jackson IDA RB AMT DN
   (Quadion Corporation Project)
   (Suntrust Bank, N.A. LOC)+
   2.300% 09/07/01 .............................        2,600        2,600,000
Morristown IDA AMT DN (Petoskey
   Plastic Project) (Comerica Bank
   LOC)+
   2.300% 09/07/01 .............................        5,735        5,735,000
                                                                  ------------
                                                                     8,335,000
                                                                  ------------
TEXAS--7.9%
Austin Airport System Revenue
   Financial Sevices Department
   AMT First Union 2A-7 Merlots
   Series 2000 J DN (MBIA
   Insurance, First Union LOC)+
   2.260% 09/07/01 .............................        3,000        3,000,000
Corpus Christi GO Bonds
   Series 1992 MB (FGIC Insurance
   LOC)++
   6.700% 03/01/02 .............................          975        1,001,727
Denton IDA AMT DN (Hartzell
   Manufacturing Inc. Project)
   (National City Bank of Cleveland
   LOC)+
   2.450% 09/07/01 .............................        1,300        1,300,000
Texas State Housing & Finance
   Authority Pt-1280 Community
   Affairs DN (Merril Lynch LOC)+
   2.310% 09/07/01 .............................        1,000        1,000,000
Texas State Municipal Trust
   Certification ZTC 5 College Student
   Loan RB AMT DN Series 2000
   (ZCM Matched Funding LOC)+
   2.210% 09/07/01 .............................        5,990        5,990,000
                                                                  ------------
                                                                    12,291,727
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
VIRGINIA--1.5%
Dinwiddie County IDA Exempt Facility
   RB DN Series 1998 A (Bank of
   America LOC)+
   2.650% 09/04/01 .............................      $   300     $    300,000
Smyth County IDA RB AMT DN
   (Summit Properties Project) (Fifth
   Third Bank LOC)+
   2.250% 09/07/01 .............................          100          100,000
Virginia State Housing Authority,
   Stem Commonwealth Mortgage
   Bonds Series C MB++
   2.700% 10/11/01 .............................        2,000        2,000,000
                                                                  ------------
                                                                     2,400,000
                                                                  ------------
WASHINGTON--2.3%
Port Douglas County Development
   Corp. RB Series 1996 AMT DN
   (Key Bank N.A. LOC)+
   2.230% 09/07/01 .............................        2,640        2,640,000
Port Seattle RB Series D AMT MB
   5.500% 02/01/02 .............................        1,000        1,008,782
                                                                  ------------
                                                                     3,648,782
                                                                  ------------
WISCONSIN--9.1%
Beloit School District TRAN
   Series 2000
   4.550% 10/26/01 .............................          500          500,036
Menasha Joint School District BAN
   Series 2001
   3.120% 06/17/02 .............................        1,000        1,000,979
Mequon, City of, IDA RB AMT DN
   (Johnson Level GRW Investment
   Project) (Bank One Wisconsin
   LOC)+
   2.350% 09/07/01 .............................        1,090        1,090,000
Oak Creek IDA RB Series 2001 AMT
   DN (Bank One Wisconsin LOC)+
   2.350% 09/07/01 .............................        1,000        1,000,000


                                                        PAR
                                                       (000)         VALUE
                                                      -------     ------------
WISCONSIN--(CONTINUED)
Waukesha School District TRAN
   Series 2001
   3.000% 08/21/02 .............................      $ 2,000   $    2,007,179
Whitewater IDA RB - Husco
   International I AMT DN (ABN Amro
   LOC)+
   2.130% 09/07/01 .............................        2,000        2,000,000
Wisconscin State Health &
   Educational Facilities Authority RB
   Series 1992 MB (FGIC Insurance
   LOC)
   6.500% 08/15/02 .............................        2,000        2,109,191
Wisconsin Housing & Economic
   Development Authority MB
   P-Floats PT-323 AMT DN
   (Transamerica Life And Annuity
   Company)
   2.180% 09/07/01 .............................        3,330        3,330,000
Wisconsin State GO Bonds MB
   Series 1992 A+
   6.300% 05/01/02 .............................        1,000        1,020,372
                                                                  ------------
                                                                    14,057,757
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $154,272,716) .....................                   154,272,716
                                                                  ------------
TOTAL INVESTMENTS AT VALUE -- 99.3%
   (Cost $154,272,716*) ........................                   154,272,716
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.7% ......................                     1,060,112
                                                                  ------------
NET ASSETS (Applicable to
   155,328,829 Bedford shares,
   115,584 Cash Preservation shares,
   and 800 other shares) -- 100.0% .............                  $155,332,828
                                                                  ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($155,332,828 / 155,445,213) ................                         $1.00
                                                                         =====

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2001

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 2001 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
AMT .....................................................Alternative Minimum Tax
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                                     MUNICIPAL
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                   ------------
Investment Income
   Interest ...................................................     $5,485,034
                                                                    ----------
Expenses
   Distribution fees ..........................................        954,855
   Investment advisory fees ...................................        514,091
   Administration fees ........................................        146,883
   Registration fees ..........................................         94,890
   Printing fees ..............................................         83,069
   Custodian fees .............................................         40,024
   Transfer agent fees ........................................         39,563
   Legal fees .................................................         30,466
   Audit fees .................................................         13,954
   Directors' fees ............................................          6,478
   Insurance expense ..........................................          2,815
   Miscellaneous ..............................................          2,100
                                                                    ----------
        Total expenses ........................................      1,929,188

   Less fees waived ...........................................       (581,829)
   Less expense reimbursement by advisor ......................        (24,441)
                                                                    ----------
        Net expenses ..........................................      1,322,918
                                                                    ----------
Net investment income .........................................      4,162,116
                                                                    ----------
Realized gain/(loss) on investments ...........................        (37,788)
                                                                    ----------
Net increase in net assets resulting from operations ..........     $4,124,328
                                                                    ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         MUNICIPAL MONEY
                                                         MARKET PORTFOLIO
                                               ---------------------------------
                                                   FOR THE          FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2001   AUGUST 31, 2000
                                               ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .....................   $  4,162,116      $   6,958,598
  Net gain (loss) on investments ............        (37,788)                --
                                                ------------      -------------
  Net increase in net assets
    resulting from operations ...............      4,124,328          6,958,598
                                                ------------      -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..........................     (4,156,763)        (3,912,970)
    Cash Preservation shares ................         (5,353)            (6,360)
    Janney Montgomery Scott shares ..........             --         (3,039,268)
                                                ------------      -------------
      Total Dividends to
        shareholders ........................     (4,162,116)        (6,958,598)
                                                ------------      -------------
Net capital share transactions (Note 3) .....     33,081,455       (142,742,303)
                                                ------------      -------------
Total increase/(decrease) in net assets .....     33,043,667       (142,742,303)
Net Assets:
  Beginning of year .........................    122,289,161        265,031,464
                                                ------------      -------------
  End of year ...............................   $155,332,828      $ 122,289,161
                                                ------------      -------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                                                  --------------------------------------------------------------
                                                                   FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                                                     YEAR        YEAR         YEAR         YEAR         YEAR
                                                                     ENDED       ENDED        ENDED        ENDED        ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                                     2001         2000         1999         1998         1997
                                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ............................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                                   --------     --------     --------     --------      --------
Income from investment operations:
  Net investment income .......................................      0.0286       0.0301       0.0243       0.0286        0.0285
                                                                   --------     --------     --------     --------      --------
   Total from investment operations ...........................      0.0286       0.0301       0.0243       0.0286        0.0285
                                                                   --------     --------     --------     --------      --------
Less distributions
  Dividends (from net investment income) ......................     (0.0286)     (0.0301)     (0.0243)     (0.0286)      (0.0285)
                                                                   --------     --------     --------     --------      --------
   Total distributions ........................................     (0.0286)     (0.0301)     (0.0243)     (0.0286)      (0.0285)
                                                                   --------     --------     --------     --------      --------
Net asset value, end of year ..................................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                                   ========     ========     ========     ========      ========
Total Return ..................................................       2.90%        3.05%        2.46%        2.97%         2.88%

Ratios /Supplemental Data
  Net assets, end of year (000) ...............................    $155,217     $131,201     $150,278     $147,633      $213,034
  Ratios of expenses to average net assets ....................      .90%(b)      .89%(b)      .89%(b)      .89%(b)       .85%(b)
  Ratios of net investment income to average net assets .......       2.83%        2.98%        2.43%        2.86%         2.85%

(a)  Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b)  Without the waiver of advisory,  administration  and transfer agent fees and without the reimbursement of certain operating expenses,  the ratios of expenses to average net assets for the  Municipal  Money Market  Portfolio  would have been 1.29%,
     1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", eight of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as trustee or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

            PORTFOLIO                               ANNUAL RATE
     ------------------------     ---------------------------------------------
     Municipal Money Market       .35% of first $250 million of net assets;
       Portfolio                  .30% of next $250 million of net assets;
                                  .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2001, advisory fees and waivers for the investment portfolio were as follows:

                                        GROSS                              NET
                                      ADVISORY                          ADVISORY
                                         FEE             WAIVER            FEE
                                      --------         ----------       --------
Municipal Money Market Portfolio      $514,091         $(509,969)        $4,122

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the year ended August 31, 2001, the administration fee and waiver for the portfolio were as follows:

                                                    GROSS                                        NET
                                               ADMINISTRATION                              ADMINISTRATION
                                                     FEE                 WAIVER                  FEE
                                               --------------           ---------          --------------
     Municipal Money Market Portfolio             $146,883              $(56,806)              $90,077

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)


     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2001, the expense caps were as follows:

     PORTFOLIO                               CLASS OF SHARES         EXPENSE CAP
     ----------                              -----------------       -----------
     Municipal Money Market Portfolio        Bedford                      .90%
                                             Cash Preservation            .98

     For the year ended August 31, 2001 reimbursed expenses were $24,441 for the Municipal Money Market Portfolio.

     PFPC Trust Co. serves as custodian for the Fund's portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2001, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                 WAIVER                  FEE
                                                              ---------------         ---------           ---------------
     Municipal Money Market Portfolio
         Bedford Class                                            $23,792              $     --               $23,792
         Cash Preservation Class                                   15,771               (15,054)                  717
                                                                  -------              --------               -------
              Total Municipal Money Market Portfolio              $39,563              $(15,054)              $24,509
                                                                  =======              ========               =======

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford and Cash Preservation Classes. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
           Municipal Money Market Portfolio
               Bedford Class                                           $296,131
               Cash Preservation Class                                      270
                                                                       --------
                   Total Municipal Money Market Portfolio              $296,401
                                                                       ========

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the period January 2, 2001 through August 31, 2001, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
           Municipal Money Market Portfolio
               Bedford Class                                          $657,962
               Cash Preservation Class                                     492
                                                                      --------
                   Total Municipal Money Market Portfolio             $658,454
                                                                      ========

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                        MUNICIPAL MONEY MARKET PORTFOLIO
                                                    ---------------------------------------
                                                        FOR THE                 FOR THE
                                                       YEAR ENDED              YEAR ENDED
                                                    AUGUST 31, 2001         AUGUST 31, 2000
                                                    ---------------         ---------------
                                                         VALUE                   VALUE
                                                    ---------------         ---------------
Shares sold:
    Bedford Class                                    $ 301,784,487           $ 240,430,505
    Cash Preservation Class                                 67,547                  62,468
    Janney Montgomery Scott Class*                              --             389,880,620
                                                     -------------           -------------
       Total Shares Sold                               301,852,034             630,373,593
Shares issued on reinvestment of dividends:
    Bedford Class                                        4,192,079               3,875,706
    Cash Preservation Class                                  5,358                   6,129
    Janney Montgomery Scott Class*                              --               3,013,665
                                                     -------------           -------------
       Total Shares Reinvested                           4,197,437               6,895,500
Shares repurchased:
    Bedford Class                                     (272,811,440)           (272,492,533)
    Cash Preservation Class                               (156,576)                (83,714)
    Janney Montgomery Scott Class*                              --            (507,435,149)
                                                     -------------           -------------
       Total Shares Repurchased                       (272,968,016)           (780,011,396)
                                                     -------------           -------------
Net increase (decrease)                              $  33,081,455           $(142,742,303)
                                                     =============           =============
Bedford Shares authorized                              500,000,000             500,000,000
                                                     =============           =============

* The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 4. NET ASSETS

     At August 31, 2001, net assets consisted of the following:

                                                                  MUNICIPAL
                                                                MONEY MARKET
                                                                  PORTFOLIO
                                                                ------------
Paid-in capital                                                 $155,388,051
Accumulated net realized gain/(loss) on investments                  (55,223)
                                                                ------------
   Total net assets                                             $155,332,828
                                                                ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2001 capital loss carryovers were available to offset future realized gains as follows: $55,223 in the Municipal Money Market Portfolio of which, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, $3,055 expires in 2006, and $37,788 expires in 2010.

     The Municipal Money Market Portfolio had $1,058 of capital loss carryover that expired in 2001, and was reclassified to paid-in capital.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 2001 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 59.7% of such dividends were attributable to interest on private activity bonds, which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2002, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in calendar year 2001. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.